DISCONTINUED OPERATIONS AND DECONSOLIDATION OF TRICHOME (Narrative) (Details) - CAD ($) $ in Thousands		12 Months Ended
	Nov. 07, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Discontinued Operations And Deconsolidation [Abstract]
Net loss from discontinued operations, net of tax	$ 1,171	$ 115,112
Cash and cash equivalents	406	2,449	$ 13,903	$ 8,885	$ 13,926
Inventory and biological assets	7,228
Property, plant and equipment, net	14,645	5,221	30,268
Bank loans and revolving credit line	3,774	9,246	$ 9,502
Other assets and liabilities, net	17,334
Loss from derecognition of net assets	17,959
Decrease in investment	$ 0
Amount Of Related Party Transactions		$ 921